CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

As of December 31, 2021 and 2022, cash and cash equivalents and restricted cash were as follows:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Cash and cash equivalents	30,240	31,470	4,035
Restricted cash	1,223	-	-
	31,463	31,470	4,035

SCHEDULE OF CASH AND BANK BALANCES AND RESTRICTED NOT DENOMINATED IN HK

The Group’s cash and bank balances and restricted were denominated in HK$ at the end of the reporting period, except for the following:

	As of December 31,
	2021		2022
	Original currency in ‘000	HK$ equivalent in ‘000	Original currency in ‘000	HK$ equivalent in ‘000	US$ equivalent in ‘000
Cash and bank balances:
Hong Kong dollar	1,348	1,348	6,023	6,024	773
Renminbi (“RMB”)	22,155	27,098	20,730	23,211	2,976
Euro	111	981	99	820	105
US dollar	261	2,306	181	1,415	181